As filed with the SEC on November 16, 2001

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

SEC FILE NUMBER

000- 24778

NOTIFICATION OF LATE FILING

[X] Form 10-QSB

For the Quarterly Period Ended September 30, 2001

Part I Registrant Information

Full Name of Registrant: National Health & Safety Corporation

Address of Principal Executive Office (Street and Number)

3811 Bee Cave Road
Suite 210
Austin, Texas 78746

Part II Rules 12b-25(b) and (c)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

(b) The subject Report on Form 10-QSB will be filed on or before the fifteenth calendar day following the prescribed due date.

Part III Narrative

The Report on Form 10-QSB for National Health & Safety Corporation (the Company) for the quarterly period ended September 30, 2001, is due to be filed on November 14, 2001. The Company needs additional time to file an accurate quarterly report because it just resolved an issue with the SEC on purchase price allocation. The Company was waiting on a resolution to the issue to file its 10-QSB. The Company expects that its Form 10-QSB will be filed before November 19, 2001.

Part IV Other Information

(1) Name and telephone number of person to contact in regard to this information.

Lee Polson	(512) 499-3600

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[X] Yes	[ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[ ] Yes	[X] No

Signatures

National Health & Safety Corporation has caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

National Health & Safety Corporation

Date: November 14, 2001	Gary Davis
Gary Davis, President